Biological assets	12 Months Ended
Dec. 31, 2017
Disclosure of biological assets [Abstract]
Disclosure of biological assets, agriculture produce at point of harvest and government grants related to biological assets [text block]
(11)	Biological assets

For the years ended December 31, 2017, 2016 and 2015, biological assets are as follows:

	Current biological assets	Non-current biological assets	Total
Balance as at January 1, 2017	$1,961,191	1,668,543	3,629,734
Increase due to purchases	291,361	599,273	890,634
Sales	-	(87,230)	(87,230)
Net increase due to births	277,621	2,112,110	2,389,731
Production cost	30,892,045	1,532,189	32,424,234
Depreciation	-	(2,058,461)	(2,058,461)
Transfers to inventories	(31,435,017)	(2,112,110)	(33,547,127)
Other	(45,008)	(36,811)	(81,819)
Balance as at December 31, 2017	$1,942,193	1,617,503	3,559,696

	Current biological assets	Non-current biological assets	Total
Balance as at January 1, 2016	$1,651,794	1,434,131	3,085,925
Increase due to purchases	237,525	604,527	842,052
Sales	-	(109,776)	(109,776)
Net increase due to births	240,085	2,034,670	2,274,755
Production cost	29,620,380	1,515,440	31,135,820
Depreciation	-	(1,903,086)	(1,903,086)
Transfers to inventories	(29,886,985)	(2,034,670)	(31,921,655)
Other	98,392	127,307	225,699
Balance as at December 31, 2016	$1,961,191	1,668,543	3,629,734

	Current biological assets	Non-current biological assets	Total
Balance as at January 1, 2015	$1,501,428	1,109,233	2,610,661
Increase due to purchases	337,632	603,081	940,713
Sales	-	3,032	3,032
Net increase due to births	225,000	1,422,535	1,647,535
Production cost	26,283,885	1,120,359	27,404,244
Depreciation	-	(1,475,470)	(1,475,470)
Transfers to inventories	(26,746,796)	(1,422,535)	(28,169,331)
Other	50,645	73,896	124,541
Balance as at December 31, 2015	$1,651,794	1,434,131	3,085,925

The “Other” category includes the change in fair value of biological assets that resulted in an increase of $22,598 in 2017, decrease of $18,276 in 2016, and increase of $13,020 in 2015.

The Company is exposed to different risks relating to its biological assets:

•	Future excesses in the offer of poultry products and a decline in the demand growth of the chicken industry may negatively affect the Company’s results.

•	Increases in raw material prices and price volatility may negatively affect the Company’s margins and results.

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In addition, in the case of the Company’s operations in the United States of America, the cost of corn and grain may be affected by an increase in the demand for ethanol, which may reduce the market’s available corn inventory.

•	Operations in Mexico and the United States of America are based on animal breeding and meat processing, which are subject to sanitary risks and natural disasters.

•	Hurricanes and other adverse climate conditions may result in additional inventory losses and damage to the Company’s facilities and equipment.